UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Univest National Bank and Trust Co.
Address: 14 North Main Street
         Souderton, PA  18964

13F File Number:  28-03779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gerald L. Hill
Title:     Trust Officer
Phone:     (215) 703-4362

Signature, Place, and Date of Signing:

     /s/ Gerald L. Hill     Souderton, PA     February 02, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-03799  -Name Change- Formerly Union National Bank & Trust Company

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     76

Form13F Information Table Value Total:     $229,336 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2992    61421 SH       OTHER                   61421        0        0
ADOBE SYS INC                  COM              00724F101     4805   116855 SH       OTHER                  116855        0        0
AETNA INC NEW                  COM              00817Y108     3332    77170 SH       OTHER                   77170        0        0
AIR PRODS & CHEMS INC          COM              009158106     4447    63278 SH       OTHER                   63278        0        0
ALCOA INC                      COM              013817101      334    11115 SH       OTHER                   11115        0        0
ALLIED IRISH BKS P L C         SPON ADR ORD     019228402      280     4608 SH       SOLE                     4608        0        0
ALLSTATE CORP                  COM              020002101     5268    80902 SH       OTHER                   80902        0        0
ALLTEL CORP                    COM              020039103     1548    25600 SH       OTHER                   25600        0        0
AMGEN INC                      COM              031162100     2590    37913 SH       OTHER                   37913        0        0
ANADARKO PETE CORP             COM              032511107     1859    42715 SH       OTHER                   42715        0        0
APPLE COMPUTER INC             COM              037833100     5696    67133 SH       OTHER                   67133        0        0
AQUA AMERICA INC               COM              03836W103      222     9743 SH       SOLE                     9743        0        0
AT&T INC                       COM              00206R102     1512    42302 SH       OTHER                   42302        0        0
BANK OF AMERICA CORPORATION    COM              060505104     5496   102930 SH       OTHER                  102930        0        0
BB&T CORP                      COM              054937107     1091    24831 SH       OTHER                   24831        0        0
BELLSOUTH CORP                 COM              079860102      492    10434 SH       OTHER                   10434        0        0
BEST BUY INC                   COM              086516101     3160    64235 SH       OTHER                   64235        0        0
CAPITAL ONE FINL CORP          COM              14040H105     2239    29150 SH       OTHER                   29150        0        0
CATERPILLAR INC DEL            COM              149123101     2251    36706 SH       OTHER                   36706        0        0
CHEVRON CORP NEW               COM              166764100      364     4952 SH       OTHER                    4952        0        0
CISCO SYS INC                  COM              17275R102     1844    67477 SH       OTHER                   67477        0        0
CIT GROUP INC                  COM              125581108     3733    66943 SH       OTHER                   66943        0        0
CITIGROUP INC                  COM              172967101     3078    55256 SH       OTHER                   55256        0        0
COCA COLA CO                   COM              191216100      397     8235 SH       OTHER                    8235        0        0
COMCAST CORP NEW               CL A SPL         20030N200     1816    43373 SH       OTHER                   43373        0        0
COMMUNITY BKS INC MILLERSBUR   COM              203628102      380    13705 SH       OTHER                   13705        0        0
CONOCOPHILLIPS                 COM              20825C104     4365    60663 SH       OTHER                   60663        0        0
DISNEY WALT CO                 COM DISNEY       254687106      751    21905 SH       OTHER                   21905        0        0
E M C CORP MASS                COM              268648102      805    60998 SH       OTHER                   60998        0        0
EATON CORP                     COM              278058102      490     6519 SH       SOLE                     6519        0        0
EBAY INC                       COM              278642103      890    29585 SH       OTHER                   29585        0        0
EXELON CORP                    COM              30161N101     6253   101034 SH       OTHER                  101034        0        0
EXXON MOBIL CORP               COM              30231G102     6668    87019 SH       OTHER                   87019        0        0
FEDEX CORP                     COM              31428X106      232     2134 SH       SOLE                     2134        0        0
FRANKLIN RES INC               COM              354613101     3413    30978 SH       OTHER                   30978        0        0
GENERAL ELECTRIC CO            COM              369604103     5375   144446 SH       OTHER                  144446        0        0
GENERAL MLS INC                COM              370334104     2293    39815 SH       OTHER                   39815        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105     5057    95850 SH       OTHER                   95850        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104     5063    25400 SH       OTHER                   25400        0        0
HARLEYSVILLE NATL CORP PA      COM              412850109     4064   210449 SH       OTHER                  210449        0        0
HARLEYSVILLE SVGS FINL CORP    COM              412865107      603    32655 SH       OTHER                   32655        0        0
HONEYWELL INTL INC             COM              438516106     2974    65735 SH       OTHER                   65735        0        0
INTEL CORP                     COM              458140100      732    36139 SH       OTHER                   36139        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     2618    26943 SH       OTHER                   26943        0        0
JOHNSON & JOHNSON              COM              478160104     4615    69906 SH       OTHER                   69906        0        0
JP MORGAN CHASE & CO           COM              46625H100      229     4748 SH       OTHER                    4748        0        0
KNBT BANCORP INC               COM              482921103      235    14045 SH       SOLE                    14045        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     1207    14758 SH       OTHER                   14758        0        0
MCGRAW HILL COS INC            COM              580645109     4853    71348 SH       OTHER                   71348        0        0
MEDTRONIC INC                  COM              585055106     1390    25985 SH       OTHER                   25985        0        0
MERCK & CO INC                 COM              589331107      778    17834 SH       OTHER                   17834        0        0
MORGAN STANLEY                 COM NEW          617446448     1225    15047 SH       OTHER                   15047        0        0
MOTOROLA INC                   COM              620076109     2306   112180 SH       OTHER                  112180        0        0
NATIONAL PENN BANCSHARES INC   COM              637138108      438    21606 SH       OTHER                   21606        0        0
NIKE INC                       CL B             654106103      554     5597 SH       OTHER                    5597        0        0
NORFOLK SOUTHERN CORP          COM              655844108     2290    45544 SH       OTHER                   45544        0        0
PARKER HANNIFIN CORP           COM              701094104      277     3600 SH       SOLE                     3600        0        0
PEPSICO INC                    COM              713448108     4600    73535 SH       OTHER                   73535        0        0
PNC FINL SVCS GROUP INC        COM              693475105      995    13435 SH       OTHER                   13435        0        0
PPL CORP                       COM              69351T106     6656   185724 SH       OTHER                  185724        0        0
PROCTER & GAMBLE CO            COM              742718109     5366    83489 SH       OTHER                   83489        0        0
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1752    26396 SH       OTHER                   26396        0        0
QUALCOMM INC                   COM              747525103     3417    90417 SH       OTHER                   90417        0        0
ROYAL BANCSHARES PA INC        CL A             780081105      319    12134 SH       SOLE                    12134        0        0
SCHLUMBERGER LTD               COM              806857108     3762    59565 SH       OTHER                   59565        0        0
STARBUCKS CORP                 COM              855244109     3715   104893 SH       OTHER                  104893        0        0
STRYKER CORP                   COM              863667101     2297    41673 SH       OTHER                   41673        0        0
SYSCO CORP                     COM              871829107      616    16755 SH       OTHER                   16755        0        0
TEXAS INSTRS INC               COM              882508104     2473    85881 SH       OTHER                   85881        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     5143    82265 SH       OTHER                   82265        0        0
UNIVEST CORP PA                COM              915271100    35109  1151854 SH       OTHER                 1151854        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     2318    45313 SH       OTHER                   45313        0        0
VERIZON COMMUNICATIONS         COM              92343V104     2808    75407 SH       OTHER                   75407        0        0
WACHOVIA CORP 2ND NEW          COM              929903102     5879   103238 SH       OTHER                  103238        0        0
WALGREEN CO                    COM              931422109     3255    70938 SH       OTHER                   70938        0        0
WELLS FARGO & CO NEW           COM              949746101     4587   129004 SH       OTHER                  129004        0        0